Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial income	R$ 1,629,877	R$ 861,759	R$ 1,239,753
Interest on investments	805,271	417,366	479,968
Interest received from customers	52,091	39,914	29,467
Swap interest (ii)	286,489	244,865	483,785
Interest income on lease receivable	28,955	28,428	28,041
Inflation adjustment (i)	370,691	108,823	175,686
Other derivatives (iii)		19,587	39,173
Other revenue	R$ 86,380	R$ 2,776	R$ 3,633